January 5, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR

John Hancock World Fund (the "Registrant") on behalf of:
   John Hancock Biotechnology Fund
   John Hancock Health Sciences Fund

      File Nos. 33-10722; 811-4932

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending October 31, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary





ITEM 1. REPORT TO STOCKHOLDERS.


John Hancock
Health
Sciences Fund

ANNUAL REPORT

10.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 25

For your information
page 29


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by nor-
mally investing at
least 80% of its
assets in stocks of
U.S. and foreign
health-care
companies.

Over the last twelve months

* Health-care stocks posted decent returns, but lagged the overall stock market as investors moved toward higher-growth sectors.

* The Fund benefited from its holdings in biotech companies with success in cancer-related treatments.

* Some health-care service companies disappointed.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 14.77% total return for Class A. The second bar represents the 13.95% total return for Class B. The third bar represents the 13.95% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.7%   Amgen, Inc.
 5.5%   Pfizer, Inc.
 5.2%   Medtronic, Inc.
 3.7%   UnitedHealth Group, Inc.
 3.2%   Genentech, Inc.
 2.9%   Stryker Corp.
 2.8%   Wyeth
 2.7%   Zimmer Holdings, Inc.
 2.6%   St. Jude Medical, Inc.
 2.5%   Teva Pharmaceutical Industries Ltd.

As a percentage of net assets on October 31, 2003.



MANAGER'S
REPORT

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Health Sciences
Fund

"Health-care stocks posted
 decent gains  during the
 12 months ended
 October, 31, 2003..."

Health-care stocks posted decent gains during the 12 months ended October, 31, 2003, although they lagged the overall stock market. The biotechnology sector led the pack with much-better-than-market returns. Biotech stocks were boosted initially by greater investor receptivity to companies with longer-term growth prospects, then later by positive clinical trial results from a number of products in development and a jumpstart in product approvals by the FDA. Medical device makers continued their strong overall performance, though some large-cap names lagged. Health-care service companies posted mixed results, with drug distribution, managed care and hospital companies weak for much of the period. Many stocks of big multinational pharmaceutical companies performed poorly during the year, accounting for some of the year's biggest disappointments. They suffered from a variety of ills, including having too few new blockbusters to fuel profits, as well as increased competition from generic drug makers, despite the weakening of the U.S. dollar against major foreign currencies and the potential for a benign Medicare drug benefit passing through Congress. In contrast, investors became more enthusiastic about generic drug companies and specialty companies, based on the number of drugs that faced patent expiration and the development of attractive niche market opportunities.

PERFORMANCE AND STRATEGY REVIEW

For the 12 months ended October 31, 2003, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of 14.77%, 13.95% and 13.95%, respectively, at net asset value. During the same period, the Russell 3000 Healthcare Index returned 15.03% and the more broadly diversified average health/biotechnology fund had a total return of 21.19%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 20.79%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

[A photo of Linda Miller flush right next to first paragraph.]

The Fund's underperformance of its peer group can be attributed mainly to its focus on the broader health-care stock universe. Other funds with narrower investment parameters generally were more concentrated in biotech stocks, which were the best-performing health-care group.

Our decision to underweight pharmaceutical companies, and good stock selection within that group, benefited the Fund's performance. Our holdings in U.K.-based AstraZeneca posted strong returns during the year, buoyed in part by the company's new products, such as heartburn medication Nexium, which helped offset competition from generic drug makers. Our emphasis on specialty and generic drug manufacturers -- such as Biovail and Teva Pharmaceutical Industries -- was rewarded. Even though we maintained an underweighting relative to our benchmark in large multinational pharmaceutical companies, we didn't completely sidestep their problems, as holdings Johnson & Johnson, Eli Lilly, Wyeth and Pfizer came under pressure.

"Among our best
 performers during the
 year were companies
 involved in cancer
 treatment and research."

CANCER-RELATED TREATMENTS HELP BOOST BIOTECHS

Among our best performers during the year were companies involved in cancer treatment and research. Genentech posted significant profits and earnings during the period, driven by strong sales of its flagship non-Hodgkin's lymphoma drug Rituxan and its breast cancer therapy Herceptin. Part of the stock's most recent rise can be traced to hopes about the company's experimental therapy Avastin, which fights cancer by stopping the blood supply to tumors. It may be the first of the so-called anti-angiogenesis drugs to reach the market. Amgen, the world's largest biotech company and one of the Fund's largest holdings during the period, also enjoyed better earnings due to stronger sales of many of its cancer-related medicines. These included its anemia treatments and infection-fighting drugs often used by patients undergoing chemotherapy treatments. The company also posted strong sales increases of rheumatoid arthritis drug Enbrel, which is also used to treat other immune related disorders like the skin disease psoriasis. Millennium Pharmaceuticals also performed well, largely based on the May FDA approval of its breakthrough cancer drug Velcade, used to treat a rare bone marrow cancer. Celgene enjoyed growing sales of Thalomid, a drug used to treat a cancer of plasma cells contained in bone marrow. But not all biotech stocks were winners. Trimeris, which was troubled by questions about sales of the biotech firm's new HIV therapy, declined during the year and we sold it. Another disappointment was IDEC Pharmaceuticals, which slumped due to concerns over its proposed merger with rival Biogen, although it posted profit increases toward the end of the period on higher sales of Rituxan.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical devices & products 21%, the second is Drugs--specialty & generic 20%, the third Drugs--biotechnology 19%, the fourth Drugs--major 13% and the fifth Insurance 7%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into two sections (from top to left): Common stocks 94%, and Short-term investments & other 6%. ]

HEALTH-CARE DEVICE AND SERVICE COMPANIES MIXED

Health-care device and service companies turned in mixed results for the year. Some of our best performers in this area were Zimmer Holdings and Stryker Corp., which were driven higher by continued strong demand for artificial hip and knee devices from aging Baby Boomers. Cardiovascular device maker St. Jude Medical also performed well, powered by strong sales of implants to regulate racing heartbeats, and solid sales in its pacemakers and artificial heart valves. Broad service providers like drug distributors Cardinal Health and AmerisourceBergen, on the other hand, proved to be disappointing during the period and we sold our stakes.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Genentech followed by an up arrow with the phrase "Strong demand for company's cancer treatments." The second listing is AstraZeneca followed by an up arrow with the phrase "Sales of heartburn drug boost profits." The third listing is Charles River Laboratories followed by a down arrow with the phrase "Drug and biotech companies chop spending on supplies."]

OUTLOOK

We remain optimistic about the outlook for health-care companies over the long term, but note that there are some considerations that may affect their near-term returns. Major consolidations may cause repercussions that are difficult to anticipate at this point. A protracted rebound in economic activity may further prompt investors to rotate away from this defensive sector in favor of faster-growing, economically sensitive companies. In addition, continuing government scrutiny of product marketing and manufacturing and Medicare billing practices may continue to grab headlines. And there are always existing risks that accompany this industry including: new product development; the rising costs of research, development, manufacturing and sales; execution success of business consolidations; and the weaker economic condition of payers for health care around the world. In addition, many stocks have sharply appreciated over the past year and could be subject to profit taking or weakness based on dilution from stock and/or other financings. That said, over the longer term, we believe that strong demographic trends, value-added new technology, moderating political risk and low interest rates also could work in the industry's favor.

"A protracted rebound in
 economic activity may
 further prompt investors
 to rotate away from this
 defensive sector..."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
October 31, 2003

                              Class A      Class B      Class C
Inception date                10-1-91       3-7-94       3-1-99

Average annual returns with maximum sales charge (POP)
One year                         9.04%        8.95%       11.82%
Five years                       3.77%        3.76%          --
Ten years                       11.36%          --           --
Since inception                    --        10.05%        3.35%

Cumulative total returns with maximum sales charge (POP)
One year                         9.04%        8.95%       11.82%
Five years                      20.32%       20.29%          --
Ten years                      193.37%          --           --
Since inception                    --       151.93%       16.62%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Russell 3000 Healthcare Index and is equal to $38,709 as of October 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $30,888 as of October 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $29,337 as of October 31, 2003. The fourth line represents Standard & Poor's 500 Index and is equal to $26,968 as of October 31, 2003.


           Cum Value of $10K   Cum Value of $10K     S&P 500      Russell 3000
Plot Date           (No Load)            (w/Load)      Index  Healthcare Index

10/31/1993           $10,000              $9,500     $10,000           $10,000
4/30/1994             10,636              10,102       9,768             9,818
10/31/1994            11,399              10,826      10,387            11,538
4/30/1995             12,664              12,028      11,474            13,105
10/31/1995            14,933              14,183      13,133            16,063
4/30/1996             18,619              17,684      14,941            18,624
10/31/1996            16,909              16,060      16,297            19,881
4/30/1997             17,370              16,498      18,696            22,585
10/31/1997            21,412              20,336      21,531            26,484
4/30/1998             25,052              23,794      26,373            33,569
10/31/1998            24,390              23,165      26,266            35,327
4/30/1999             24,109              22,898      32,129            37,617
10/31/1999            24,670              23,431      33,008            38,362
4/30/2000             29,024              27,567      35,383            39,546
10/31/2000            35,977              34,170      35,018            47,290
4/30/2001             31,983              30,376      30,793            43,644
10/31/2001            31,098              29,536      26,297            43,027
4/30/2002             30,795              29,248      26,905            40,678
10/31/2002            26,914              25,562      22,325            35,107
4/30/2003             27,372              25,997      23,324            36,409
10/31/2003           $30,888             $29,337     $26,968           $38,709

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                $25,193      $11,778
With maximum sales charge           $25,193      $11,662
Index 1                             $26,737       $9,083
Index 2                             $37,907 2     $9,865

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Healthcare Index -- Index 2 -- is a capitalization-weighted index composed of companies involved in medical services or health care.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 Period beginning 2-28-94.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 93.76%                                                                                     $266,247,040
(Cost $193,544,474)

Drugs -- Biotechnology 19.17%                                                                              54,425,700
260,000   Amgen, Inc.* +                                                                                   16,057,600
125,000   Amylin Pharmaceuticals, Inc.* +                                                                   3,416,250
 35,000   Biogen, Inc.*                                                                                     1,416,450
 67,600   BioMarin Pharmaceutical, Inc.* +                                                                    473,200
105,000   Chiron Corp.* +                                                                                   5,736,150
110,000   Genentech, Inc.* +                                                                                9,016,700
125,000   Genzyme Corp.* +                                                                                  5,737,500
125,000   Human Genome Sciences, Inc.* +                                                                    1,738,750
 40,000   IDEC Pharmaceuticals Corp.*                                                                       1,405,200
140,000   Kosan Biosciences, Inc.                                                                           1,283,800
 35,000   MedImmune, Inc.*                                                                                    933,100
175,000   Millennium Pharmaceuticals, Inc.* +                                                               2,786,000
 65,000   OSI Pharmaceuticals, Inc.*                                                                        1,820,000
100,000   Protein Design Labs, Inc.*                                                                        1,348,000
100,000   Tularik, Inc.* +                                                                                  1,257,000

Drugs -- Diversified 3.16%                                                                                  8,986,600
140,000   Abbott Laboratories                                                                               5,966,800
 60,000   Johnson & Johnson                                                                                 3,019,800

Drugs -- Major 13.32%                                                                                      37,822,100
 65,000   AstraZeneca Plc American Depositary
          Receipts (ADR) (United Kingdom)                                                                   3,099,200
 75,000   Lilly (Eli) & Co.                                                                                 4,996,500
160,000   Novartis AG (ADR) (Switzerland)+                                                                  6,139,200
495,000   Pfizer, Inc.                                                                                     15,642,000
180,000   Wyeth                                                                                             7,945,200

Drugs -- Specialty and Generic 19.90%                                                                      56,496,335
110,000   Alcon, Inc. (Switzerland)*                                                                        6,062,100
 80,000   Allergan, Inc.                                                                                    6,049,600
 75,000   Atrix Laboratories, Inc.* +                                                                       1,506,750
 75,000   Biovail Corp. (Canada)*                                                                           1,803,750
 75,000   Celgene Corp.* +                                                                                  3,126,750
 25,000   Eon Labs, Inc.*                                                                                   1,052,750
120,000   Forest Laboratories, Inc.* +                                                                      6,001,200
115,000   Gilead Sciences, Inc.* +                                                                          6,276,700
100,000   Medicines Co. (The)* +                                                                            2,665,000
170,000   Mylan Laboratories, Inc.                                                                          4,105,500
 65,000   Neurocrine Biosciences, Inc.* +                                                                   3,043,950
 85,000   NPS Pharmaceuticals, Inc.* +                                                                      2,238,050
126,471   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                7,194,935
100,000   Vicuron Pharmaceuticals, Inc. * +                                                                 1,835,000
 90,000   Watson Pharmaceutical, Inc.*                                                                      3,534,300

Health Care -- Hospitals 0.58%                                                                              1,646,750
 35,000   Universal Health Services, Inc. (Class B)*                                                        1,646,750

Health Care -- Services 4.99%                                                                              14,173,150
 85,000   Advisory Board Co. (The)* +                                                                       3,093,150
175,000   Caremark Rx, Inc.* +                                                                              4,383,750
125,000   Covance, Inc.*                                                                                    3,253,750
 25,000   DaVita, Inc.*                                                                                       877,500
 60,000   ICON Plc (ADR) (Ireland) * +                                                                      2,565,000

Instruments -- Scientific 4.66%                                                                            13,240,300
135,000   Affymetrix, Inc.* +                                                                               3,460,050
 85,000   Fisher Scientific International, Inc. *                                                           3,421,250
100,000   Invitrogen Corp.*                                                                                 6,359,000

Insurance 7.45%                                                                                            21,152,600
 50,000   Anthem, Inc.*                                                                                     3,421,500
 90,000   Mid Atlantic Medical Services, Inc.*                                                              5,256,000
205,000   UnitedHealth Group, Inc. +                                                                       10,430,400
 23,000   Wellpoint Health Networks, Inc.*                                                                  2,044,700

Medical Devices and Products 20.53%                                                                        58,303,505
 45,000   Biomet, Inc.                                                                                      1,613,700
 95,000   Boston Scientific Corp.*                                                                          6,433,400
 77,892   DENTSPLY International, Inc. +                                                                    3,442,048
 34,100   Diagnostic Products Corp.                                                                         1,391,962
 85,000   Edwards Lifesciences Corp.*                                                                       2,465,000
 65,000   Guidant Corp.                                                                                     3,315,650
325,000   Medtronic, Inc.                                                                                  14,810,250
 43,015   Respironics, Inc.*                                                                                1,793,295
125,000   St. Jude Medical, Inc. *                                                                          7,270,000
100,000   Stryker Corp. +                                                                                   8,111,000
120,000   Zimmer Holdings, Inc.* +                                                                          7,657,200

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 34.68%                                                                             $98,487,049
(Cost $98,487,049)

Joint Repurchase Agreement 6.29%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-03, due 11-03-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%
due 04-15-28, U.S. Treasury Inflation Indexed
Note 1.875% due 07-15-13)                                                       1.020%         $17,860     17,860,000

                                                                                                SHARES
Cash Equivalents 28.39%
AIM Cash Investment Trust**                                                                 80,627,049     80,627,049

TOTAL INVESTMENTS 128.44%                                                                                $364,734,089

OTHER ASSETS AND LIABILITIES, NET (28.44%)                                                               ($80,773,302)

TOTAL NET ASSETS 100.00%                                                                                 $283,960,787

  + All or a portion of this security is on loan as of October 31, 2003.

  * Non-income producing security.

 ** Represents investment of security lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

October 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $292,031,523),
  including $79,523,464 of securities loaned                     $364,734,089
Cash                                                                      517
Receivable for investments sold                                     5,110,790
Receivable for shares sold                                             71,218
Dividends and interest receivable                                      42,422
Other assets                                                           12,345

Total assets                                                      369,971,381

LIABILITIES
Payable for investments purchased                                   4,364,469
Payable for shares repurchased                                        212,780
Payable for securities on loan                                     80,627,049
Payable to affiliates
  Management fee                                                      583,494
  Distribution and service fee                                         21,022
  Other                                                               112,024
Other payables and accrued expenses                                    89,756

Total liabilities                                                  86,010,594

NET ASSETS
Capital paid-in                                                   227,586,064
Accumulated net realized loss on investments                      (16,322,155)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies      72,702,655
Accumulated net investment loss                                        (5,777)

Net assets                                                       $283,960,787

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($116,932,277 [DIV] 2,938,717 shares)                          $39.79
Class B ($154,325,548 [DIV] 4,181,151 shares)                          $36.91
Class C ($12,702,962 [DIV] 344,173 shares)                             $36.91

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($39.79 [DIV] 95%)                                           $41.88
Class C ($36.91 [DIV] 99%)                                             $37.28



1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $18,094)            $1,307,602
Securities lending                                                    279,472
Interest                                                              165,864

Total investment income                                             1,752,938

EXPENSES
Investment management fee                                           2,133,426
Class A distribution and service fee                                  328,600
Class B distribution and service fee                                1,546,915
Class C distribution and service fee                                  119,789
Transfer agent fee                                                  1,340,342
Accounting and legal services fee                                      98,619
Custodian fee                                                          68,652
Registration and filing fee                                            48,897
Auditing fee                                                           31,200
Printing                                                               29,542
Miscellaneous                                                          21,613
Trustees' fee                                                          17,160
Legal fee                                                               4,666
Interest                                                                  344

Total expenses                                                      5,789,765
Less expense reductions                                               (10,915)

Net expenses                                                        5,778,850

Net investment loss                                                (4,025,912)

REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                   19,286,206
Change in net unrealized appreciation
  (depreciation) of
Investments                                                        21,020,091
Translation of assets and liabilities in foreign currencies                29

Net realized and unrealized gain                                   40,306,326

Increase in net assets from operations                            $36,280,414

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       10-31-02      10-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                 ($5,230,634)  ($4,025,912)
Net realized gain (loss)                            (15,488,263)   19,286,206
Change in net unrealized
  appreciation (depreciation)                       (31,410,259)   21,020,120
Increase (decrease) in net assets
  resulting from operations                         (52,129,156)   36,280,414
From Fund share transactions                        (54,454,608)  (36,109,836)

NET ASSETS
Beginning of period                                 390,373,973   283,790,209

End of period 1                                    $283,790,209  $283,960,787

1 Includes accumulated net investment loss of $5,482 and $5,777, respectively.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.89      $34.28      $49.99      $40.06      $34.67
Net investment loss 1                                    (0.18)      (0.33)      (0.37)      (0.41)      (0.38)
Net realized and unrealized
  gain (loss) on investments                              0.57       16.04       (5.99)      (4.98)       5.50
Total from
  investment operations                                   0.39       15.71       (6.36)      (5.39)       5.12
Less distributions
From net realized gain                                      --          --       (3.57)         --          --
Net asset value,
  end of period                                         $34.28      $49.99      $40.06      $34.67      $39.79
Total return 2 (%)                                        1.15       45.83      (13.56)     (13.45)      14.77

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $93        $178        $145        $110        $117
Ratio of expenses to
  average net assets (%)                                  1.60        1.50        1.50        1.59        1.67
Ratio of net investment loss
  to average net assets (%)                              (0.52)      (0.75)      (0.87)      (1.06)      (1.04)
Portfolio turnover (%)                                      61         147          91          85          95

See notes to
financial statements.




FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $32.69      $32.83      $47.55      $37.68      $32.39
Net investment loss 1                                    (0.41)      (0.60)      (0.63)      (0.63)      (0.59)
Net realized and unrealized
  gain (loss) on investments                              0.55       15.32       (5.67)      (4.66)       5.11
Total from
  investment operations                                   0.14       14.72       (6.30)      (5.29)       4.52
Less distributions
From net realized gain                                      --          --       (3.57)         --          --
Net asset value,
  end of period                                         $32.83      $47.55      $37.68      $32.39      $36.91
Total return 2 (%)                                        0.43       44.84      (14.18)     (14.04)      13.95

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $152        $294        $231        $162        $154
Ratio of expenses to
  average net assets (%)                                  2.30        2.20        2.20        2.29        2.37
Ratio of net investment loss
  to average net assets (%)                              (1.22)      (1.46)      (1.57)      (1.76)      (1.74)
Portfolio turnover (%)                                      61         147          91          85          95

See notes to
financial statements.




FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.94      $32.83      $47.55      $37.68      $32.39
Net investment loss 1                                    (0.28)      (0.64)      (0.63)      (0.63)      (0.59)
Net realized and unrealized
  gain (loss) on investments                             (0.83)      15.36       (5.67)      (4.66)       5.11
Total from
  investment operations                                  (1.11)      14.72       (6.30)      (5.29)       4.52
Less distributions
From net realized gain                                      --          --       (3.57)         --          --
Net asset value,
  end of period                                         $32.83      $47.55      $37.68      $32.39      $36.91
Total return 2 (%)                                       (3.27)4     44.84      (14.18)     (14.04)      13.95

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2         $14         $15         $12         $13
Ratio of expenses to
  average net assets (%)                                  2.40 5      2.20        2.20        2.29        2.37
Ratio of net investment loss
  to average net assets (%)                              (1.30) 5    (1.50)      (1.58)      (1.76)      (1.73)
Portfolio turnover (%)                                      61         147          91          85          95

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-1-99.

4 Not annualized.

5 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a nondiversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or if the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2003, the Fund loaned securities having a market value of $79,523,464 collateralized by cash in the amount of $80,627,049. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $11,828,742 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2003, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commission offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $10,915, and had no impact on the Fund's ratio of expenses to average net assets, for the year ended October 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $183,894 with regard to sales of Class A shares. Of this amount, $24,958 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $126,566 was paid as sales commissions to unrelated broker-dealers and $32,370 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $12,993 with regard to sales of Class C shares. Of this amount, $12,184 was paid as sales commissions to unrelated broker-dealers and $809 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2003, CDSCs received by JH Funds amounted to $333,187 for Class B shares and $1,669 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. Effective January 1, 2003, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Until January 1, 2003, the Fund paid a monthly transfer agent fee based on the number of shareholder accounts plus certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.04% of the average net asset value of the Fund.

The Fund had an independent advisory board composed of scientific and medical experts who provided the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund paid the advisory board a fee. The Board of Trustees voted to discontinue the advisory board effective July 15, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                     YEAR ENDED 10-31-02            YEAR ENDED 10-31-03
                   SHARES         AMOUNT       SHARES            AMOUNT
CLASS A SHARES
Sold              811,501    $30,907,585      611,552       $22,343,109
Repurchased    (1,238,558)   (46,192,043)    (856,289)      (30,738,589)
Net decrease     (427,057)  ($15,284,458)    (244,737)      ($8,395,480)

CLASS B SHARES
Sold              629,775    $23,090,576      333,518       $11,357,801
Repurchased    (1,767,118)   (61,384,888)  (1,141,112)      (38,411,221)
Net decrease   (1,137,343)  ($38,294,312)    (807,594)     ($27,053,420)

CLASS C SHARES
Sold               97,382     $3,575,235       65,171        $2,217,346
Repurchased      (128,009)    (4,451,073)     (86,440)       (2,878,282)
Net decrease      (30,627)     ($875,838)     (21,269)        ($660,936)

NET DECREASE   (1,595,027)  ($54,454,608)  (1,073,600)     ($36,109,836)

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $250,581,133 and $304,809,906, respectively.

The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $296,524,935. Gross unrealized appreciation and depreciation of investments aggregated $69,608,061 and $1,398,907, respectively, resulting in net unrealized appreciation of $68,209,154. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification
of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $285, a decrease in accumulated net investment loss of $4,025,617 and a decrease in capital paid-in of $4,025,902. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for net operating loss and deferred compensation. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Health Sciences Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Health Sciences Fund (the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1991                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1991                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin,2 Born: 1932                                                              1996                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore,2 Born: 1939                                                                  1996                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,2 Born: 1943                                                          1996                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John W. Pratt, Born: 1931                                                                   1996                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1991
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1991
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS
-------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Growth Trends Fund
                          International Fund
                          Large Cap Equity Fund
                          Large Cap Growth Fund
                          Large Cap Select Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                    Biotechnology Fund
                          Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund

-------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Bond Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund

-------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund

-------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                           1-800-225-5291

On the Fund's Web site             www.jhfunds.com/proxy

On the SEC's Web site              www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.

2800A 10/03
      12/03






John Hancock
Biotechnology
Fund

ANNUAL
REPORT

10.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

Trustees & officers
page 23

For your information
page 29

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest
ing at least 80% of
its assets in stocks
of U.S. and foreign
biotechnology
companies princi-
pally engaged
in the research,
development and
manufacture of
various biotech-
nology products,
services and
processes.

Over the last twelve months

* Biotechnology stocks posted very strong returns, outpacing the overall stock market.

* The Fund benefited from its holdings in companies with success in cancer-related treatments.

* Disappointing sales from new drugs hurt some companies.

[Bar chart with heading "John Hancock Biotechnology Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 40% at the top. The first bar represents the 33.15% total return for Class A. The second bar represents the 32.24% total return for Class B. The third bar represents the 32.24% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

10.6%     Amgen, Inc.
 5.9%     Genentech, Inc.
 5.8%     Gilead Sciences, Inc.
 4.2%     Affymetrix, Inc.
 4.1%     ILEX Oncology, Inc.
 4.0%     Chiron Corp.
 4.0%     Invitrogen Corp.
 4.0%     Genzyme Corp.
 4.0%     Millennium Pharmaceuticals, Inc.
 3.8%     MGI Pharma, Inc.

As a percentage of net assets on October 31, 2003.



MANAGER'S
REPORT

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Biotechnology Fund

The biotechnology sector posted strong returns during the 12 months ended October 31, 2003, outperforming the broader stock market by a wide margin. Much of the sector's first-half success can be tied to investors' more receptive mood for companies with longer-term growth prospects. With that, a number of stocks that had been shunned and beaten down the most during the previous year suddenly became market favorites. Later in the period, the biotech sector was powered by positive clinical trial results and a jumpstart in product approvals, as the FDA accelerated the drug approval process and announced new initiatives aimed at cutting the cost of drug development by further reducing agency review times. One indication of the biotech sector's vigor was positive restructuring within the industry, with many companies able to finance future growth through various forms of financing and partnering transactions. And, after a year-long drought of initial public offerings in the sector, a couple of biotech companies went public late in the period and more are indicating that they plan to do the same in the coming months. Furthermore, there was some consolidation within the industry, which also served as a positive for biotech stocks.

"The biotechnology
 sector posted strong
 returns...outperforming
 the broader stock market
 by a wide margin."

PERFORMANCE AND STRATEGY REVIEW

For the 12 months ended October 31, 2003, John Hancock Biotechnology Fund's Class A, Class B and Class C shares posted total returns of 33.15%, 32.24% and 32.24%, respectively, at net asset value. During the same period, the more broadly diversified average health/biotechnology fund had a total return of 21.19%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 20.79% and the Nasdaq Biotech Index returned 39.85%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

[A photo of Linda Miller flush right next to first paragraph.]

The Fund's outperformance of its peer group can be attributed in part to its investment focus on the narrow biotech sector. Other funds with broader investment parameters generally weren't as concentrated in biotech stocks, which were among the best-performing subgroups in health care. The Fund also benefited from good stock selection and a relatively high concentration of assets across biotechnology stocks during the year.

"Among our best perform-
 ers during the year were
 companies involved in
 developing and marketing
 cancer treatments and
 cancer research."

CANCER-RELATED TREATMENTS BOOST BOTTOM LINE

Among our best performers during the year were companies involved in developing and marketing cancer treatments and cancer research. Genentech posted significant profits and earnings gains during the period, driven by strong sales of its flagship non-Hodgkin's lymphoma drug Rituxan -- marketed in a co-promotion agreement with drug maker IDEC -- and its breast cancer therapy Herceptin. Part of the stock's most recent rise can be traced to hopes for the company's experimental therapy Avastin, which fights cancer by stopping the blood supply to tumors. It may be the first of the so-called anti-angiogenesis drugs to reach the market. Amgen, the world's largest biotech company and the Fund's largest holding during the period, also enjoyed better earnings due to stronger sales of many of its cancer-related medicines including Aranesp, a new, long-lasting version of the company's flagship anemia treatment Epogen; Neupogen; and its longer-lasting formulation, Neulasta, used to fight infections in patients undergoing chemotherapy. The company also posted strong sales increases of rheumatoid arthritis drug Enbrel, which is also used to treat other autoimmune disorders like the skin disease psoriasis. Cancer drug maker ILEX Oncology also turned in good returns for the year, boosted in part by increased revenues from cancer treatment Campath, as well as enthusiasm about the company's receiving FDA fast-track status for its experimental drug Clofarabine, used to treat a form of leukemia in children. The accelerated review status, which the company received in the last weeks of the period, means that the FDA could make a decision on Ilex's application to market the drug within six months, rather than the normal 12 months. Millennium Pharmaceuticals also performed well, largely on the May approval of its breakthrough cancer drug Velcade, used to treat a rare bone marrow cancer. Celgene Corp. enjoyed growing sales of Thalomid, a drug used to treat multiple myeloma, a cancer of plasma cells contained in bone marrow.

LAGGARDS

The stocks of companies that supply the biotech industry generally lagged the sector overall during the period due in part to reduced spending on drug research. Charles River Laboratories, for example, slumped in response to a slowdown in business for its laboratory animal research models. Another disappointment was Trimeris, which was troubled by concerns about sales of the biotech firm's new HIV therapy. We sold both stocks. IDEC Pharmaceuticals declined in part due to concerns over its proposed merger with rival Biogen, although it posted profit increases toward the end of the period on higher sales of Rituxan.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into two sections (from top to left): Common stocks 98%, and Short-term investments & other 2%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Genentech followed by an up arrow with the phrase "Strong demand for company's cancer treatments." The second listing is ILEX Oncology followed by an up arrow with the phrase "Investors cheer FDA approval of pediatric leukemia drug." The third listing is Charles River Laboratories followed by a down arrow with the phrase "Drug and biotech companies chop spending on supplies."]

OUTLOOK

We remain optimistic about the long-term prospects for biotechnology stocks, although investors should temper their short-term expectations after such a strong runup. Many maturing biotechnology companies have graduated to the ranks of mid-size pharmaceutical companies. The valuations these stocks carry have risen and lie in sharp contrast to underperforming multinational pharmaceutical stock valuations. However, we believe the growth prospects for this sector still remain robust. In our view, there may be the risk that value-oriented investors in the health-care segment may rotate from the more expensively priced biotech companies to cheaper drug companies at some point. Additionally, fundamental challenges remain for the industry, including the risks of new product development; high research, development, manufacturing and sales costs; and the weak economic conditions of payers for health care around the world -- especially as systems stretch to afford these relatively expensive biotechnology medications. That said, we expect that event-driven performance, reflecting new information presented at major medical meetings and FDA deadlines for product reviews, will continue to favorably affect the industry. Longer term, strong demographic trends, value-added new technology, moderating political risk and low interest rates also could work in the industry's favor.

"...we believe the growth
 prospects for this sector
 still remain robust..."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
October 31, 2003


                                           Class A      Class B      Class C
Inception date                              3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                                     26.54%       27.24%       29.82%
Since inception                             -12.39%      -12.31%      -11.64%

Cumulative total returns with maximum sales charge (POP)
One year                                     26.54%       27.24%       29.82%
Since inception                             -29.75%      -29.58%      -28.12%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's 500 Index and is equal to $8,831 as of October 31, 2003. The second line represents the Nasdaq Biotechnology Index and is equal to $7,550 as of October 31, 2003. The third line represents Index 1 and is equal to $5,399 as of October 31, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $7,398 as of October 31, 2003. The fourth line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $7,025 as of October 31, 2003.

              Cum Value    Cum Value                     Nasdaq
                of $10K      of $10K    S&P 500   Biotechnology
Plot Date      (No Load)     (w/Load)     Index           Index
3/1/01          $10,000       $9,500    $10,000         $10,000
4/30/2001         9,870        9,373     10,094           9,476
10/31/2001        9,490        9,012      8,621           8,975
4/30/2002         6,927        6,578      8,820           6,769
10/31/2002        5,556        5,276      7,318           5,315
4/30/2003         5,586        5,305      7,646           5,966
10/31/2003        7,398        7,025      8,831           7,550

                                    Class B      Class C 1
Period beginning                     3-1-01       3-1-01
Without sales charge                 $7,260       $7,260
With maximum sales charge            $7,042       $7,188
Index 1                              $8,831       $8,831
Index 2                              $7,550       $7,550

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Nasdaq Biotechnology Index -- Index 2 -- is an unmanaged index that represents the largest and most actively traded Nasdaq biotechnology stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 98.27%                                                                                      $18,576,175
(Cost $15,112,367)

Biotechnology 98.27%                                                                                       18,576,175
 40,000   Abgenix, Inc.* +                                                                                    490,000
 31,000   Affymetrix, Inc.* +                                                                                 794,530
 35,000   Alkermes, Inc.*                                                                                     453,950
 32,500   Amgen, Inc.*                                                                                      2,007,200
 26,000   Amylin Pharmaceuticals, Inc.* +                                                                     710,580
  4,000   Atrix Laboratories, Inc.* +                                                                          80,360
 14,000   Celgene Corp.* +                                                                                    583,660
 14,000   Chiron Corp. *                                                                                      764,820
 25,000   Esperion Therapeutics, Inc.* +                                                                      596,750
 11,500   Fisher Scientific International, Inc.                                                               462,875
 13,500   Genentech, Inc.*                                                                                  1,106,595
 16,500   Genzyme Corp.*                                                                                      757,350
 20,000   Gilead Sciences, Inc.* +                                                                          1,091,600
 35,000   Human Genome Sciences, Inc.*                                                                        486,850
 16,000   IDEC Pharmaceuticals Corp.*                                                                         562,080
 37,000   ILEX Oncology, Inc.*                                                                                771,820
 12,000   Invitrogen Corp.*                                                                                   763,080
 30,000   Kosan Biosciences, Inc.*                                                                            275,100
 50,000   Medarex, Inc.*                                                                                      357,500
 18,000   Medicines Co. (The)*                                                                                479,700
 19,000   MGI Pharma, Inc.*                                                                                   713,640
 47,000   Millennium Pharmaceuticals, Inc.*                                                                   748,240
 11,500   Neurocrine Biosciences, Inc.* +                                                                     538,545
 13,000   NPS Pharmaceuticals, Inc.* +                                                                        342,290
 18,000   OSI Pharmaceuticals, Inc.*                                                                          504,000
 30,000   Protein Design Labs, Inc.*                                                                          404,400
 12,000   Sepracor, Inc. *                                                                                    319,560
 15,000   Serona SA, American Depositary Receipt (ADR) (Switzerland) +                                        258,600
 20,000   Telik, Inc.* +                                                                                      406,400
 30,000   Tularik, Inc.* +                                                                                    377,100
 20,000   Vicuron Pharmaceuticals, Inc. *                                                                     367,000

                                                                             INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE    (000s omitted)         VALUE
SHORT-TERM INVESTMENTS 35.54%                                                                              $6,718,801
(Cost $6,718,801)

Joint Repurchase Agreement 5.87%
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 10-31-03,
  due 11-03-03 (Secured by U.S. Treasury Inflation
  Indexed Bond, 3.625% due 04-15-28 and U.S.
  Treasury Inflation Indexed Note, 1.875% due 07-15-13)                          1.02%          $1,109      1,109,000

                                                                                                SHARES
Cash Equivalents 29.67%
AIM Cash Investment Trust**                                                                  5,609,801      5,609,801

TOTAL INVESTMENTS 133.81%                                                                                 $25,294,976

OTHER ASSETS AND LIABILITIES, NET (33.81%)                                                                ($6,391,589)

TOTAL NET ASSETS 100.00%                                                                                  $18,903,387

  * Non-income producing security.

 ** Represents investment of security lending collateral.

  + All or a portion of this security is on loan on October 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $21,831,168),
  including $5,512,776 of securities loaned                       $25,294,976
Cash                                                                      921
Receivable for shares sold                                             22,628
Interest receivable                                                        31
Receivable from affiliates                                             11,496
Other assets                                                              269

Total assets                                                       25,330,321

LIABILITIES
Payable for investments purchased                                     744,362
Payable for shares repurchased                                          7,798
Payable for securities on loan                                      5,609,801
Payable to affiliates
  Management fee                                                       13,876
  Distribution and service fee                                          1,179
  Other                                                                 9,277
Other payables and accrued expenses                                    40,641

Total liabilities                                                   6,426,934

NET ASSETS
Capital paid-in                                                    22,723,242
Accumulated net realized loss on investments                       (7,283,646)
Net unrealized appreciation of investments                          3,463,808
Accumulated net investment loss                                           (17)

Net assets                                                        $18,903,387

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($8,121,387 [DIV] 1,098,977 shares)                             $7.39
Class B ($8,310,777 [DIV] 1,144,564 shares)                             $7.26
Class C ($2,471,223 [DIV] 340,400 shares)                               $7.26

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($7.39 [DIV] 95%)                                             $7.78
Class C ($7.26 [DIV] 99%)                                               $7.33

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Securities lending                                                    $21,395
Interest                                                                6,784
Dividend income (net of foreign withholding taxes of $528)              2,526

Total investment income                                                30,705

EXPENSES
Investment management fee                                             110,374
Class A distribution and service fee                                   15,799
Class B distribution and service fee                                   51,741
Class C distribution and service fee                                   18,232
Transfer agent fee                                                     78,217
Registration and filing fee                                            50,346
Auditing fee                                                           18,500
Custodian fee                                                          13,096
Printing                                                               11,058
Accounting and legal services fee                                       3,524
Miscellaneous                                                           1,712
Trustees' fee                                                             648
Legal fee                                                                 305
Interest                                                                  112

Total expenses                                                        373,664
Less expense reductions                                              (128,462)

Net expenses                                                          245,202

Net investment loss                                                  (214,497)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                   (1,112,209)
Change in unrealized appreciation
  (depreciation) of investments                                     4,607,427

Net realized and unrealized gain                                    3,495,218

Increase in net assets from operations                             $3,280,721

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                      10-31-02      10-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                  ($209,026)    ($214,497)
Net realized loss                                   (5,977,530)   (1,112,209)
Change in net unrealized appreciation
  (depreciation)                                    (1,212,776)    4,607,427

Increase (decrease) in net assets
  resulting from operations                         (7,399,332)    3,280,721

Distributions to shareholders
From net investment income
  Class A                                               (7,371)           --
From Fund share transactions                         5,858,644     5,261,545

NET ASSETS
Beginning of period                                 11,909,180    10,361,121

End of period 1                                    $10,361,121   $18,903,387

1 Includes accumulated net investment loss of $6 and $17, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

FINANCIAL HIGHLIGHTS

PERIOD ENDED                                 10-31-01 1  10-31-02    10-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $10.00       $9.49       $5.55
Net investment loss 2                           (0.07)      (0.09)      (0.08)
Net realized and unrealized
  gain (loss) on investments                    (0.44)      (3.84)       1.92
Total from
  investment operations                         (0.51)      (3.93)       1.84
Less distributions
From net investment income                         --       (0.01)         --
Net asset value,
  end of period                                 $9.49       $5.55       $7.39
Total return 3,4 (%)                            (5.10) 5   (41.46)      33.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                    $6          $5          $8
Ratio of expenses
  to average net assets (%)                      1.60 6      1.60        1.60
Ratio of adjusted expenses
  to average net assets 7 (%)                    4.34 6      2.59        2.65
Ratio of net investment loss
  to average net assets (%)                     (1.15) 6    (1.29)      (1.35)
Portfolio turnover (%)                             63          97         130

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 10-31-01 1  10-31-02    10-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $10.00       $9.44       $5.49
Net investment loss 2                           (0.13)      (0.14)      (0.13)
Net realized and unrealized
  gain (loss) on investments                    (0.43)      (3.81)       1.90
Total from
  investment operations                         (0.56)      (3.95)       1.77
Net asset value,
  end of period                                 $9.44       $5.49       $7.26
Total return 3,4 (%)                            (5.60) 5   (41.84)      32.24

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                    $4          $4          $8
Ratio of expenses
  to average net assets (%)                      2.30 6      2.30        2.30
Ratio of adjusted expenses
  to average net assets 7 (%)                    5.05 6      3.29        3.35
Ratio of net investment loss
  to average net assets (%)                     (2.01) 6    (1.99)      (2.05)
Portfolio turnover (%)                             63          97         130

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                 10-31-01 1  10-31-02    10-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $10.00       $9.44       $5.49
Net investment loss 2                           (0.13)      (0.14)      (0.13)
Net realized and unrealized
  gain (loss) on investments                    (0.43)      (3.81)       1.90
Total from
  investment operations                         (0.56)      (3.95)       1.77
Net asset value,
  end of period                                 $9.44       $5.49       $7.26
Total return 3,4 (%)                            (5.60) 5   (41.84)      32.24

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                    $2          $2          $2
Ratio of expenses
  to average net assets (%)                      2.30 6      2.30        2.30
Ratio of adjusted expenses
  to average net assets 7 (%)                    5.05 6      3.29        3.35
Ratio of net investment loss
  to average net assets (%)                     (2.07) 6    (1.99)      (2.05)
Portfolio turnover (%)                             63          97         130

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2003, the Fund loaned securities having a market value of $5,512,776 collateralized by cash in the amount of $5,609,801. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $6,698,221 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $139,642, October 31, 2010 -- $5,173,442,
and October 31, 2011 -- $1,385,137.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2003, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net asset value, at least until February 28, 2004. Accordingly, the expense reductions related to the total expense limitation amounted to $128,462 for the year ended October 31, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $68,423 with regard to sales of Class A shares. Of this amount, $10,775 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,074 was paid as sales commissions to unrelated broker-dealers and $2,574 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $5,474 with regard to sales of Class C shares. Of this amount, $5,050 was paid as sales commissions to unrelated broker-dealers and $424 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2003, CDSCs received by JH Funds amounted to $22,271 for Class B shares and $186 for Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. Effective January 1, 2003, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Until January 1, 2003, the Fund paid a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

The Fund had an independent advisory board composed of scientific and medical experts who provided the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund paid the advisory board a fee. The Board of Trustees voted to discontinue the advisory board effective July 15, 2003.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on October 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                              YEAR ENDED 10-31-02          YEAR ENDED 10-31-03
                           SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                      409,749      $3,245,104      559,783      $3,876,141
Distribution reinvested       389           3,952           --              --
Repurchased              (209,765)     (1,422,329)    (274,305)     (1,674,677)
Net increase              200,373      $1,826,727      285,478      $2,201,464

CLASS B SHARES
Sold                      656,696      $5,487,821      715,050      $4,927,300
Repurchased              (275,485)     (1,934,504)    (354,315)     (2,274,524)
Net increase              381,211      $3,553,317      360,735      $2,652,776

CLASS C SHARES
Sold                       97,638        $826,162      111,436        $716,782
Repurchased               (58,498)       (347,562)     (52,642)       (309,477)
Net increase               39,140        $478,600       58,794        $407,305

NET INCREASE              620,724      $5,858,644      705,007      $5,261,545

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $20,464,013 and $15,621,966, respectively.

The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $22,416,592. Gross unrealized appreciation and depreciation of investments aggregated $3,019,422 and $141,038, respectively, resulting in net unrealized appreciation of $2,878,384. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $11, a decrease in accumulated net investment loss of $214,486 and a decrease in capital paid-in of $214,497. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for net operating loss and deferred compensation. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Biotechnology Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Biotechnology Fund (the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2001                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         2001                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             2001                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              2001                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             2001                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                 2001                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2001                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John W. Pratt, Born: 1931                                                                   2001                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2001                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

---------------------------------------------------------------
Equity                       Balanced Fund
                             Classic Value Fund
                             Core Equity Fund
                             Focused Equity Fund
                             Growth Trends Fund
                             International Fund
                             Large Cap Equity Fund
                             Large Cap Growth Fund
                             Large Cap Select Fund
                             Mid Cap Growth Fund
                             Multi Cap Growth Fund
                             Small Cap Equity Fund
                             Small Cap Growth Fund
                             Sovereign Investors Fund
                             U.S. Global Leaders Growth Fund

---------------------------------------------------------------
Sector                       Biotechnology Fund
                             Financial Industries Fund
                             Health Sciences Fund
                             Real Estate Fund
                             Regional Bank Fund
                             Technology Fund

---------------------------------------------------------------
Income                       Bond Fund
                             Government Income Fund
                             High Income Fund
                             High Yield Bond Fund
                             Investment Grade Bond Fund
                             Strategic Income Fund

---------------------------------------------------------------
Tax-Free Income              California Tax-Free Income Fund
                             High Yield Municipal Bond Fund
                             Massachusetts Tax-Free Income Fund
                             New York Tax-Free Income Fund
                             Tax-Free Bond Fund

---------------------------------------------------------------
Money Market                 Money Market Fund
                             U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov



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A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Biotechnology Fund.

7300A 10/03
      12/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, October 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   December 18, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    December 18, 2003